Related Party and Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-In-Interest Transactions	RELATED PARTY AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS
Certain Plan investments are shares of investment funds, including mutual funds such as target retirement date funds, a money market mutual fund, and common stock of Fortis Inc., the parent company of the plan sponsor. All of the Plan investments are managed by the Trustee and therefore these transactions qualify as exempt party-in-interest transactions. ITC did not incur any fees associated with adding Fortis Inc. common stock to the Plan during 2025. During 2024, ITC reimbursed Fortis Inc. for expenses incurred totaling $31,002 associated with adding Fortis Inc. common stock to the Plan.
Revenue sharing of $74,286 and administrative expenses paid by the Plan of $152,309 for the year ended December 31, 2025 were allocated by investment to participant accounts and included as an increase and reduction, respectively, to each fund. For the year ended December 31, 2024, revenue sharing and administrative expenses paid by the Plan were $80,131 and $126,542, respectively. The revenue sharing is treated as a reduction of expenses paid by the Plan and, therefore, it is netted within administrative expenses on the statement of changes in net assets available for benefits.
The Plan recorded dividend income from Fortis Inc. common stock of $14,523 and $2,843, during the years ended December 31, 2025 and 2024, respectively, which is included in dividends and interest income within the statement of changes in net assets available for benefits. In addition, the Plan held 9,909 shares of Fortis Inc. common stock with a cost basis of $445,449 and 8,916 shares of Fortis Inc. common stock with a cost basis of $391,233, as of the years ended December 31, 2025 and 2024, respectively.